Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Equity [Abstract]
Private placement, issue costs		$ 167
Rights Offering, issue costs	27,311
Exercise of share purchase warrants, issue costs	$ 1,065	$ 9,730